Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of actuarial assumptions [line items]
Discount rate	5.05%	6.05%
Expected return on plan assets	5.05%	6.05%
Expected rate of salary increase	6.60%	6.80%
Duration of defined benefit obligations	9 years	8 years
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	6.05%	7.00%
Average remaining tenure of investment portfolio	7 years	8 years
Guaranteed rate of return	8.50%	8.65%